Income Tax Expense - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ (4,122)	$ (3,410)	$ (15,343)	$ (9,355)
Deferred	(212)	(1,811)	(1,854)	(2,412)
Income tax expense	$ (4,334)	$ (5,221)	$ (17,197)	$ (11,767)